Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity
Stockholders' Equity Note Disclosure [Text Block]

[9] Stockholders’ Equity

The Company is authorized to issue 200,000,000 shares of common stock, par value $.001 per share and 51 shares of preferred stock, par value $.001 per share.  At September 30, 2011 and December 31, 2010, there were 24,857,413 and 11,159,574 common shares issued and outstanding, respectively.  In October 2009, the Company effected a 12-for-1 forward split of its common stock.  Effective December 27, 2010, the Company implemented a 1-for-12 reverse common stock split.  All share and per share data has been retroactively adjusted to reflect such stock splits.  Effective September 1, 2011, the Company designated and issued 51 shares of Series A Preferred Stock, par value $0.001 to its Chief Executive Officer (see Note 11).  The Series A Preferred Stock pays no dividends and has no conversion rights.  Each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company.

In March 2011, the Company issued an aggregate of 1,988,054 shares of common stock valued at $23,558 to its Chief Executive Officer pursuant to his employment agreement (see Note 11).

During the nine months ended September 30, 2011, the Company issued an aggregate of 9,069,139 shares of common stock to Asher for conversion of $113,000 of convertible debt and $9,170 of accrued interest.  The shares are valued at $122,170 per terms of the convertible note agreements (see Note 6).

During the nine months ended September 30, 2011, the Company issued an aggregate of 2,107,093 shares of common stock to Tangiers for conversion of $31,250 of convertible debt and $3,065 of accrued interest.  The shares are valued at $34,315 per terms of the convertible note agreements (see Note 6).

In August 2011, the Company issued 533,553 shares of common stock for payment of legal fees.  The shares are valued at $34,681, the fair value at date of issuance.

[10] Stockholders' Equity

On February 23, 2010, the Company amended its Certificate of Incorporation to increase the number of authorized common shares.  The Company is authorized to issue 200,000,000 shares of common stock, par value $.001 per share. At December 31, 2010 and 2009, there were 11,159,574 and 4,308,625 common shares issued and outstanding, respectively. In October 2009, the Company effected a 12 for 1 forward split of its common stock. Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been retroactively adjusted to reflect such stock splits.

On October 19, 2009, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”), with Diamond Information Institute, Inc. (“Diamond”), a New Jersey corporation. Pursuant to the Exchange Agreement the Company acquired all the issued and outstanding common stock of Diamond, and Diamond became a wholly-owned subsidiary of the Company. In addition, the Company acquired all Diamond’s assets and liabilities effective as of the date of the Exchange Agreement. Per the Exchange Agreement, the Company issued 2,585,175 shares of the Company’s common stock to the shareholders of Diamond (approximately .21884 shares of Company common stock for each share of Diamond common stock), representing approximately 60% of the Company’s aggregate issued and outstanding common stock following the closing of the Exchange Agreement and the Stock Agreement (defined below). The acquisition of Diamond was treated as a recapitalization, and the business of Diamond became the business of the Company. At the time of the recapitalization, the Company was in the exploration development stage and was not engaged in any active business. The accounting rules for recapitalizations require that beginning October 19, 2009, the date of the recapitalization, the balance sheet reflects the consolidated assets and liabilities of Bergio International, Inc. and the equity accounts were recapitalized to reflect the newly capitalized company. The results of operations reflect the operations of Diamond which became the operations of the Company for all periods presented.  In February 2010, the Company sold all its shares in Diamond to an unrelated third party

In conjunction with the Exchange Agreement, the Company, on October 20, 2009, entered into a Stock Purchase Agreement (the “Stock Agreement”) with certain stockholders of the Company (the “former stockholders”). Pursuant to the Stock Agreement, the Company spun out its 100% interest in Alba Mineral Exploration, Inc., an Alberta, Canada corporation (“Alba Canada”) to the former stockholders for nominal consideration and the cancellation of all of the shares of common stock of the Company then owned by the former stockholders. As a result, a total of 3,310,000 shares were cancelled.

In 2009, the Company issued 26,261 shares of common stock valued at $48,000, to its SEC counsel for legal services.

In 2009, the Company issued 10,942 shares of common stock valued at $20,000, to members of its Board of Directors and Advisory Panel for services rendered.

In January 2010, the Company finalized a Securities Purchase Agreement with Tangiers Investments, LP (“Tangiers”) (See Note 12).  Pursuant to the agreement the Company issued Tangiers 92,593 shares of common stock valued at the market price of $500,000 for a one-time commitment fee.

In January 2010, the Company issued 157,142 shares of common stock to Caesar Capital Group, LLC (“Caesar”) to settle approximately $402,000 of stockholder advances and accrued interest.

In February 2010, the Company sold 125,000 shares of common stock to Caesar for $30,000.  The value of the stock on the date of sale based on the market price was $90,000 and the Company recorded an expense for financing costs of $60,000.

In February 2010, through an agreement with Socius CG II, Ltd (“Socius”), the Company settled a $699,999 payment of its credit line with Columbia Bank with the issuance of 1,190,249 shares of common stock to Socius.

In 2010, the Company issued an aggregate of 19,666 shares of common stock for legal services rendered for the registration of securities with the SEC.  The shares are valued at $23,160 the market price, and are recorded as financing costs.

In March 2010, the Company issued 90,833 shares of common stock to a consultant for services rendered.  The shares are valued at the market price of $62,900 and are recorded as share-based consulting expense.

In 2010, the Company issued an aggregate of 714,473 shares of common stock to Socius for settlement of approximately $247,000 in payables.

In April 2010, the Company issued 25,000 shares of common stock for accounting services rendered for the registration of securities with the SEC.  The shares are valued at $12,000 and are recorded as financing costs.

In April 2010, the Company issued 375,000 shares of common stock valued at $180,000 to settle share liability.  The accrued share liability was expensed as share based services.

In 2010, the Company issued an aggregate of 3,232,020 shares of common stock to its Chief Executive Officer pursuant to his employment agreement (see Note 12).

In 2010, the Company issued an aggregate of 538,829 shares of common stock to Asher for partial conversion of its convertible debt.  The shares are valued at $47,000.

In 2010, the Company issued an aggregate of 290,144 shares of common stock to Tangiers Capital, LLC for partial conversion of its convertible debt.  The shares are valued at $18,750.